MainStay VP Eagle Small Cap Growth Portfolio (Prospectus Summary) | MainStay VP Eagle Small Cap Growth Portfolio
MainStay VP Eagle Small Cap Growth Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the
Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.
Annual Portfolio Operating Expenses (fees paid directly from your investment)
Annual Fund Operating Expenses MainStay VP Eagle Small Cap Growth Portfolio		Initial Class	Service Class
Management Fees (as an annual percentage of the Portfolio's average daily net assets)		0.81%	0.81%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.08%	0.08%
Total Annual Portfolio Operating Expenses		0.89%	1.14%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example
The Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay VP Eagle Small Cap Growth Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Initial Class	91	284	493	1,096
Service Class	116	362	628	1,386

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio's portfolio turnover rate for the most recent fiscal year is not available.
Principal Investment Strategies
The Portfolio, under normal circumstances, invests at least 80% of its assets
(net assets plus any borrowings for investment purposes) in small capitalization companies. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Growth Index at the time of the Portfolio's investment (approximately $3.7 billion as of December 31, 2011).

When making its investment decisions, Eagle Asset Management, Inc., the
Portfolio's Subadvisor, generally focuses on investing in the securities of companies that the Subadvisor believes have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. The Subadvisor utilizes a "bottom up" approach to identifying companies in which it invests and performs proprietary investment research. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles.
The primary focus is on the individual companies rather than the industry in which that company operates or the economy as a whole. The Portfolio will sell securities when they no longer meet the Subadvisor's investment criteria.
Principal Risks
Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives.
From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.
These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling
Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
Past Performance
Since the Portfolio does not have a full calendar year of performance as of the date of this Prospectus, no calendar year performance information is available.